Basis of presentation and Summary of Significant Accounting Policies - Transaction between entities under common control (Details) - D-Wave Systems Inc. [Member] - USD ($)
$ / shares in Units, $ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Proceeds from issuance of preferred stock for cash	$ 43,600	$ 43,679
Preferred stock, par value (in Dollars per share)	$ 0	$ 0
Class B1 Preferred Stock [Member]
Stock issued, shares (in Shares)	11,787,320
Class B2 Preferred Stock [Member]
Stock issued, shares (in Shares)	13,142,857
Class B3 Preferred Stock [Member]
Stock issued, shares (in Shares)	29,000,000
Preferred stock, par value (in Dollars per share)	$ 0.00001
Class B1 and B2 Preferred Stock [Member]
Preferred stock, convertible, conversion price	$ 1.75